Capital surplus and retained earnings	12 Months Ended
Dec. 31, 2017
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Capital surplus and retained earnings
20.	Capital surplus and retained earnings

The reconciliation between the opening and closing balances of each component of the Group’s consolidated equity is set out in the consolidated statements of changes in equity.

a)	Capital surplus

Details of the Group’s capital surplus are set out below:

	December 31, 2015	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	NT$000	US$000
Share premium	2,501,767	6,473,471	5,873,743	198,169
Share-based payment	849,482	—	—	—
Restricted shares	397,296	408,051	390,401	13,171
Others	7,304	7,304	7,304	247

	3,755,849	6,888,826	6,271,448	211,587

Pursuant to the ROC Company Act, capital surplus arising from paid-in capital in excess of par value on issuance of ordinary shares and donations can be used to cover accumulated deficit or to issue new stocks or cash to shareholders in proportion to their share ownership, provided that the Company has no accumulated deficit. Further, the ROC Securities and Exchange Act requires that the amount of capital surplus to be capitalized mentioned above should not exceed 10% of the paid-in capital each year. Capital surplus should not be used to cover accumulated deficit unless the legal reserve is insufficient.

b)	Retained earnings

(a)	According to the Company’s Articles of Incorporation, current year’s earnings before tax, if any, shall be distributed in the following order:

i)	Pay all taxes and duties;

ii)	Offset prior years’ operating losses, if any;

iii)	Set aside 10% of the remaining amount after deducting i) and ii) as legal reserve;

iv)	After items i), ii) and iii) were deducted, the remaining amount may be distributed as shareholders’ dividend.

(b)	The Company’s dividend policy is summarized below: as the Company operates in a volatile business environment, the dividend is distributed taking into consideration the Company’s financial structure, operating results and future expansion plans. The earnings distribution of the Company may be made by way of cash dividend or stock dividend; provided that cash dividends shall account for at least 10% of the total dividends distributed. The earnings distribution will be proposed by the Board of Directors and approved at the shareholders’ meeting.

(c)	Legal reserve can only be used to offset deficits or increase capital in issuing ordinary shares or in distribution cash. The amount of legal reserve that may be used to increase capital or distribute cash shall be limited to the portion of the reserve balance exceeding 25% of the capital stock.

(d)	In accordance with the ROC Securities and Future Bureau regulations, in addition to legal reserve, the Company should set aside a special reserve in an amount equal to the net change in the reduction of prior year’s shareholders’ equity, resulting from adjustments. Such special reserve is not available for dividend distribution. In the subsequent year(s), if the year-end balances no longer had a net reduction in the shareholders’ equity, the special reserve previously set aside will then be available for distribution.

(e)	The distribution of 2014, 2015 and 2016 were resolved at the shareholders’ meetings on June 3, 2015 and May 31, 2016 and May 26, 2017, respectively. Details are summarized below:

	2014		2015		2016
	Amount	Distribution per share	Amount	Distribution per share	Amount	Distribution per share
	NT$000	NT$	NT$000	NT$	NT$000	NT$
Legal reserve	331,863	—	223,047	—	28,680	—
Cash dividend	1,999,225	2.22	1,792,553	2.09	257,026	0.30
Cash distribution from capital surplus	—	—	—	—	599,728	0.70